Principal joint ventures and associates - Reconciliation of financial information for joint ventures by carrying value (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Joint Ventures And Associates [Line Items]
Net assets	$ 56,341	$ 52,741	[1]
Deferred tax liabilities	2,584	3,164	[1]
Deferred tax liabilities arising from Capital allowances	$ 252	$ (1,062)
Minera Escondida Ltda
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in joint venture (%)	30.00%	30.00%
Net assets	$ 8,432	$ 7,903
Group’s ownership interest	2,530	2,371
Carrying value of Group’s interest	2,530	2,371
Investment in equity accounted units
Disclosure Of Joint Ventures And Associates [Line Items]
Deferred tax liabilities	$ 354	$ 328

[1]	Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.